BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Shares/
Units		Value
	COMMON STOCK (99.0%)
	BERMUDA (1.2%)
	CONSUMER NON-CYCLICAL
232,022	IHS Markit, Ltd.	$27,097,849
	Total Bermuda	27,097,849

	CANADA (12.8%)
	CONSUMER CYCLICAL
867,627	Alimentation Couche-Tard, Inc.	35,044,106
	FINANCIALS
2,024,790	Brookfield Asset Management, Inc. (Class A)	111,659,747
	INDUSTRIALS
1,150,848	Canadian Pacific Railway, Ltd.	82,450,165
	TECHNOLOGY
40,784	Constellation Software, Inc.	70,343,444
	Total Canada	299,497,462

	CAYMAN ISLANDS (4.3%)
	COMMUNICATIONS
2,702,280	JD.com, Inc. (Class A)[1]	100,766,968
	Total Cayman Islands	100,766,968

	FRANCE (10.1%)
	CONSUMER NON-CYCLICAL
991,182	Worldline S.A.[1,2]	48,054,067
	INDUSTRIALS
885,746	Safran S.A.	107,240,511
254,911	Schneider Electric SE	43,244,361
439,603	Thales S.A.	40,328,488
		190,813,360
	Total France	238,867,427

	GERMANY (5.1%)
	FINANCIALS
169,237	Deutsche Boerse AG	29,823,499
	TECHNOLOGY
721,455	SAP SE	89,140,720
	Total Germany	118,964,219

	HONG KONG (4.4%)
	FINANCIALS
7,278,260	AIA Group, Ltd.	75,600,242
500,179	Hong Kong Exchanges & Clearing, Ltd.	28,228,558
	Total Hong Kong	103,828,800

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Shares/
Units		Value
	COMMON STOCK (continued)
	IRELAND (6.3%)
	INDUSTRIALS
2,603,377	CRH, Plc.	$130,608,369
	TECHNOLOGY
43,303	Accenture, Plc. (Class A).	15,311,075
	Total Ireland	145,919,444

	ITALY (2.2%)
	CONSUMER NON-CYCLICAL
3,545,147	Nexi SpA[1,2]	51,772,230
	Total Italy	51,772,230

	JAPAN (8.2%)
	CONSUMER CYCLICAL
46,140	Nintendo Co., Ltd.	22,602,926
	CONSUMER NON-CYCLICAL
1,748,880	Olympus Corp.	39,163,946
480,789	Shiseido Co., Ltd.	24,299,571
		63,463,517
	INDUSTRIALS
88,824	Keyence Corp.	45,621,306
	TECHNOLOGY
369,915	Obic Co., Ltd.	60,932,717
	Total Japan	192,620,466

	JERSEY (4.2%)
	CONSUMER NON-CYCLICAL
1,442,472	Experian, Plc.	60,200,015
	TECHNOLOGY
2,332,906	Clarivate, Plc.[1]	38,399,633
	Total Jersey	98,599,648

	LUXEMBOURG (0.5%)
	COMMUNICATIONS
59,969	Spotify Technology S.A.[1]	11,769,516
	Total Luxembourg	11,769,516

	NETHERLANDS (5.1%)
	CONSUMER NON-CYCLICAL
20,002	Adyen NV1,2	40,704,412
167,408	Heineken NV	17,934,162
		58,638,574
	TECHNOLOGY
89,140	ASML Holding NV	60,847,040
	Total Netherlands	119,485,614

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Shares/
Units		Value
	COMMON STOCK (continued)
	SPAIN (7.4%)
	CONSUMER CYCLICAL
2,369,608	Industria de Diseno Textil S.A.	$71,450,109
	CONSUMER NON-CYCLICAL
1,087,542	Amadeus IT Group S.A.[1]	74,462,028
1,572,049	Grifols S.A.	27,643,683
		102,105,711
	Total Spain	173,555,820

	SWEDEN (4.1%)
	COMMUNICATIONS
1,242,288	Telefonaktiebolaget LM Ericsson (Class B)	15,405,376
	INDUSTRIALS
1,595,534	Assa Abloy AB (Class B)	43,676,124
2,666,254	Hexagon AB (Class B)	35,994,773
		79,670,897
	Total Sweden	95,076,273

	SWITZERLAND (8.5%)
	CONSUMER NON-CYCLICAL
1,128,762	Alcon, Inc.	86,730,779
100,287	Sonova Holding AG	35,498,526
		122,229,305
	FINANCIALS
35,215	Partners Group Holding AG	48,816,034
	INDUSTRIALS
80,999	Sika AG	28,245,805
	Total Switzerland	199,291,144

	TAIWAN (3.3%)
	TECHNOLOGY
675,120	MediaTek, Inc.	26,302,087
429,019	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,610,600
	Total Taiwan	78,912,687

	UNITED KINGDOM (2.8%)
	FINANCIALS
21,840,319	Melrose Industries, Plc.	44,430,862
1,319,470	Prudential, Plc.	22,176,192
	Total United Kingdom	66,607,054

	UNITED STATES (8.5%)
	CONSUMER CYCLICAL
95,020	Lululemon Athletica, Inc.[1]	31,713,875

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Shares/
Units		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL
352,570	PerkinElmer, Inc.	$60,701,977
	TECHNOLOGY
886,936	Fidelity National Information Services, Inc.	106,361,365
	Total United States	198,777,217
	Total Common Stock (Cost $2,048,849,010)	2,321,409,838

	WARRANTS (0.0%)
	SWITZERLAND (0.0%)
573,446	Cie Financiere Richemont S.A., expires 11/22/2023[1]	585,747
	Total Switzerland	585,747
	Total Warrants (Cost $–)	585,747

TOTAL INVESTMENTS (Cost $2,048,849,010)[3]	99.0%	$2,321,995,585
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%	22,900,707
NET ASSETS	100.00%	$2,344,896,292

[1]	Non-income producing security.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2022 was $140,530,709 or 6.0% of net assets.

[3]	The aggregate cost for federal income tax purposes is $2,048,849,010, the aggregate gross unrealized appreciation is $381,560,847 and the aggregate gross unrealized depreciation is $108,414,272, resulting in net unrealized appreciation of $273,146,575.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR	–	American Depositary Receipt

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

	Unadjusted Quoted
	Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	January 31, 2022
Common Stock:
Bermuda	$27,097,849	$–	$–	$27,097,849
Canada	299,497,462	–	–	299,497,462
Cayman Islands	–	100,766,968	–	100,766,968
France	–	238,867,427	–	238,867,427
Germany	–	118,964,219	–	118,964,219
Hong Kong	–	103,828,800	–	103,828,800
Ireland	15,311,075	130,608,369	–	145,919,444
Italy	–	51,772,230	–	51,772,230
Japan	–	192,620,466	–	192,620,466
Jersey	38,399,633	60,200,015	–	98,599,648
Luxembourg	11,769,516	–	–	11,769,516
Netherlands	–	119,485,614	–	119,485,614
Spain	–	173,555,820	–	173,555,820
Sweden	–	95,076,273	–	95,076,273
Switzerland	–	199,291,144	–	199,291,144
Taiwan	52,610,600	26,302,087	–	78,912,687
United Kingdom	–	66,607,054	–	66,607,054
United States	198,777,217	–	–	198,777,217
Warrants:
Switzerland	–	585,747	–	585,747
Investments, at value	$643,463,352	$1,678,532,233	$–	$2,321,995,585

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.